Equity (Details) - USD ($)		12 Months Ended
	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023		Jul. 02, 2025	Mar. 13, 2024
Equity [Line Items]
Aggregate shares		23,403,239						1
Share capital (in Dollars)		$ 50,000
Authorized shares		500,000,000
Ordinary shares		10,000
Loss from business combination (in Dollars)		$ 13,760,000
Fair value of shares issued on market price (in Dollars per share)		$ 3.64
Shares outstanding		234,152,398
Proceeds from issuance amount (in Dollars)	$ 2,193,714
Grant date fair value of shares (in Dollars per share)	$ 3.64
Consolidated revenue (in Dollars)		$ 75,866,090	$ 5,937,858	[1]	$ 1,426	[1]
Aggregate of additional shares issued		500,000
Cancellation of shares		120,000
Stock compensation expense (in Dollars)		$ 15,550,000
Common Shares [Member]
Equity [Line Items]
Par value per share (in Dollars per share)		$ 0.0001						$ 1
Key Executive Shares [Member]
Equity [Line Items]
Aggregate shares	34,170,000
Restricted KES Subscribers [Member]
Equity [Line Items]
Par value per share (in Dollars per share)	$ 0.0642
Share Subscription Agreement [Member]
Equity [Line Items]
Par value per share (in Dollars per share)	$ 0.0642
Proceeds from issuance amount (in Dollars)	$ 21,186
Aggregate number of shares	330,000
HBNB [Member]
Equity [Line Items]
Shares outstanding		234,032,386
Other related parties [member] | Subscribed Key Executive Shares [Member]
Equity [Line Items]
Aggregate shares	330,000
Subscribed KES [Member]
Equity [Line Items]
Aggregate shares							100
Subscribed KES [Member] | Share Subscription Agreement [Member]
Equity [Line Items]
Aggregate shares							100
Earnout Shares [Member] | HBNB [Member]
Equity [Line Items]
Consolidated revenue (in Dollars)		$ 113,250,000
Restricted KES Subscribers [Member]
Equity [Line Items]
Shares outstanding		34,380,000
Restricted Key Executive Shares [Member]
Equity [Line Items]
Aggregate shares	34,170,000

[1]	Prior year comparatives have been reclassified to reflect the impact of the reverse recapitalization. See Note 4, “Business combination and reverse recapitalization,” for details.